Fair Value Measurements (Financial Assets Measured at Fair Value on Nonrecurring Basis) (Details) (Fair value measurements, nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	$ 11,991	$ 9,875
Impaired loans net of partial charge-offs	4,227	1,151
Foreclosed assets	0	3,041
Total	16,218	14,067
Quoted Prices in Active Markets for Identical Assets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	0	0
Impaired loans net of partial charge-offs	0	0
Foreclosed assets	0	0
Total	0	0
Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	0	0
Impaired loans net of partial charge-offs	0	0
Foreclosed assets	0	0
Total	0	0
Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	11,991	9,875
Impaired loans net of partial charge-offs	4,227	1,151
Foreclosed assets	0	3,041
Total	$ 16,218	$ 14,067